Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2019	2018
Shares underlying warrants outstanding	6,642,344	7,099,010
Shares underlying options outstanding	7,495,128	6,474,527
Unvested restricted stock	444,313	753,528

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2018	2017
Shares underlying options outstanding	7,434,561	6,770,777
Shares underlying warrants outstanding	6,642,344	7,099,010
Unvested restricted stock	449,043	799,387